Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholder's Equity [Abstract]
Schedule of Fair Value of Options Granted was Estimated Using the Black-Scholes Option Pricing Model	The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2023	2022	2021
Exercise price	$1.22 - $1.37	$1.78 - $3.61	$1.69 - $8.75
Expected volatility	119.4% - 132.3%	91.0% - 91.6%	89.8% - 96.1%
Risk-free interest	3.86% - 4.34%	0.92% - 2.43%	0.67% - 1.02%
Expected life of up to (years)	5.06 - 7.02	5.56 - 6.25	6.22

Schedule of Option Activity	The following table summarizes the changes in options granted to employees, officers and members of the Company’s Board of Directors (“the Board”) for the years ended December 31, 2023, 2022 and 2021.
	Number of Share Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Balance as of January 1, 2021	1,455,761	$1.68
Granted	108,929	$2.02
Expired	(13,875)	$2.94
Forfeited	(24,635)	$1.85
Exercised	(189,700)	$2.06
Balance as of December 31, 2021	1,336,480	$1.64	7.03
Granted	1,806,316	$3.3
Expired	(3,380)	$3.43
Forfeited	(63,262)	$2.04
Exercised	(219)	$1.64
Balance as of December 31, 2022	3,075,935	$2.55	7.8
Granted	1,157,940	$1.29
Expired	(89,194)	$2.48
Forfeited	(319,810)	$2.42
Exercised	(106,250)	$2.87
Balance as of December 31, 2023	3,718,621	$2.07	7.41
Exercisable at the end of year	1,590,516	$2.00	5.96

Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments	The total share-based compensation the Company recognized for share-based payments is as follows:
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2022	2021
Cost of revenues	79	137	15
Sales and marketing	167	208	15
Research and development	513	785	109
General and administrative	551	735	177
	1,310	1,865	316